PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Royalty generation costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 128	$ 61